Investment Securities	12 Months Ended
Dec. 31, 2025
Investment Securities
Investment Securities

Note 3.  Investment Securities

Debt securities AFS as of the balance sheet dates consisted of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2025
U.S. GSE debt securities	$12,000,000	$0	$556,223	$11,443,777
U.S. Government securities	11,521,640	0	185,660	11,335,980
Taxable Municipal securities	300,000	0	34,437	265,563
Tax-exempt Municipal securities	10,712,772	105,694	494,815	10,323,651
Agency MBS	118,162,360	443,634	11,344,758	107,261,236
ABS and OAS	1,745,851	0	78,970	1,666,881
CMO	1,756,131	0	12,327	1,743,804
Other investments	496,000	0	8,134	487,866
Total	$156,694,754	$549,328	$12,715,324	$144,528,758

December 31, 2024
U.S. GSE debt securities	$12,000,000	$0	$1,036,485	$10,963,515
U.S. Government securities	27,579,709	0	824,566	26,755,143
Taxable Municipal securities	300,000	0	52,255	247,745
Tax-exempt Municipal securities	10,772,633	79,789	614,169	10,238,253
Agency MBS	119,522,274	130,900	17,396,937	102,256,237
ABS and OAS	2,098,461	0	140,696	1,957,765
CMO	6,899,002	0	93,467	6,805,535
Other investments	496,000	0	22,773	473,227
Total	$179,668,079	$210,689	$20,181,348	$159,697,420

The Company had investments in Agency MBS exceeding 10% of shareholders’ equity with a book value of $118.2 million and $119.5 million, respectively, and a fair value of $107.3 million and $102.3 million, respectively, as of December 31, 2025 and 2024.

There were no sales of investment securities during 2025 or 2024.

Investment securities pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law consisted of U.S. GSE debt securities, Agency MBS, and ABS and OAS.  These repurchase agreements mature daily. The aggregate amortized cost and fair value of these pledged securities as of the balance sheet dates were as follows:

	Amortized	Fair
	Cost	Value

December 31, 2025	$59,380,136	$53,294,329
December 31, 2024	61,463,021	52,603,659

Investment securities pledged as collateral for BTFP borrowings as of December 31, 2024, consisted of U.S. Government securities and U.S. GSE debt securities.  The aggregate amortized cost and fair value of these pledged investments were as follows:

	Amortized	Fair
	Cost	Value

December 31, 2024	$58,548,143	$52,695,867

There were no investment securities pledged as collateral for BTFP borrowings as of December 31, 2025, as all such borrowings  matured and were repaid during the first quarter of 2025.

The carrying amount and estimated fair value of securities by contractual maturity as of December 31, 2025 are shown below.  Expected maturities will differ from contractual maturities because issuers may call or prepay obligations with or without call or prepayment penalties, pursuant to contractual terms.  Because the actual maturities of Agency MBS usually differ from their contractual maturities due to the right of borrowers to prepay the underlying mortgage loans, usually without penalty, those securities are not presented in the following table by contractual maturity date.

The scheduled maturities of debt securities AFS as of December 31, 2025 were as follows:

	Amortized	Fair
	Cost	Value
December 31, 2025
Due in one year or less	$14,556,482	$14,347,722
Due from one to five years	11,054,063	10,602,542
Due from five to ten years	2,853,838	2,638,068
Due after ten years	10,068,011	9,679,190
Agency MBS	118,162,360	107,261,236
Total	$156,694,754	$144,528,758

Debt securities with unrealized losses for which an ACL has not been recorded as of the balance sheet dates are presented in the tables below.

	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2025
U.S. GSE debt securities	$0	$0	$11,443,777	$556,223	11	$11,443,777	$556,223
U.S. Government securities	0	0	11,335,980	185,660	21	11,335,980	185,660
Taxable Municipal securities	0	0	265,563	34,437	1	265,563	34,437
Tax-exempt Municipal securities	980,268	3,766	5,553,783	491,049	14	6,534,051	494,815
Agency MBS	0	0	83,695,677	11,344,758	112	83,695,677	11,344,758
ABS and OAS	0	0	1,666,881	78,970	4	1,666,881	78,970
CMO	0	0	1,743,804	12,327	4	1,743,804	12,327
Other investments	0	0	487,866	8,134	2	487,866	8,134
Total	$980,268	$3,766	$116,193,331	$12,711,558	169	$117,173,599	$12,715,324

	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2024
U.S. GSE debt securities	$0	$0	$10,963,515	$1,036,485	11	$10,963,515	$1,036,485
U.S. Government securities	0	0	26,755,143	824,566	41	26,755,143	824,566
Taxable Municipal securities	0	0	247,745	52,255	1	247,745	52,255
Tax-exempt Municipal securities	3,043,981	37,705	3,945,428	576,464	15	6,989,409	614,169
Agency MBS	2,480,313	27,200	91,208,171	17,369,737	118	93,688,484	17,396,937
ABS and OAS	0	0	1,957,765	140,696	4	1,957,765	140,696
CMO	0	0	6,805,535	93,467	7	6,805,535	93,467
Other investments	0	0	473,227	22,773	2	473,227	22,773
Total	$5,524,294	$64,905	$142,356,529	$20,116,443	199	$147,880,823	$20,181,348

As of December 31, 2025 and 2024, the Company did not have the intent to sell, nor was it more likely than not that we would be required to sell any of the debt securities AFS in an unrealized loss position prior to recovery.  Management determined that no individual debt securities in an unrealized loss position as of either such date represented credit losses that would require an ACL. The Company concluded that the unrealized losses were primarily attributed to increases in market interest rates since these securities were purchased under other market conditions.  Accordingly, there was no ACL on AFS debt securities as of December 31, 2025 or 2024.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. The Company obtains much of its wholesale funding from the FHLBB.  As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB.  As a result of the Bank’s level of borrowings during 2025 and 2024, the Bank was required to purchase additional FHLBB stock in aggregate totaling $3.4 million and $5.4 million, respectively.  As a member of the FHLBB, the Company is also subject to future capital calls by the FHLBB to maintain compliance with its capital plan.  During 2025 and 2024, FHLBB exercised capital call options with redemptions totaling $3.1 million and $4.4 million, respectively, on the Company’s portfolio of FHLBB stock.  As of December 31, 2025 and 2024, the Company’s investment in FHLBB stock was $2.3 million and $1.9 million, respectively.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2025.

As a national bank, the Bank is required to be a member of the Federal Reserve System and to subscribe to the capital stock of the Federal Reserve Bank of its district in an amount equal to 6% of the Bank’s capital and surplus, with 3% paid in and 3% on call.  The Company’s investment in FRBB stock was $588,150 at December 31, 2025 and 2024.

In 2018, the Company purchased 20 shares of common stock in ACBI at a purchase price of $90,000, for the purpose of obtaining access to correspondent banking services from ACBI subsidiary, ACBB. These shares are subject to contractual resale restrictions and considered by management to be restricted and are recorded in the balance sheet at cost, amounting to $90,000 at December 31, 2025 and 2024.